CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2019
CONCENTRATION OF RISKS
CONCENTRATION OF RISKS

3. CONCENTRATION OF RISKS

(a)   Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments , accounts receivable and receivables from online payment platforms. As of December 31, 2018, and 2019, the aggregate amounts of cash and cash equivalents and short-term investments of RMB1,632,151 and RMB5,358,181  (US$769,655), respectively, were held at major financial institutions located in the PRC and US$19,197 and US$1,098  (RMB7,643), respectively, were deposited with major financial institutions located outside the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007 which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Group has deposits has increased. In the event of bankruptcy of one of the banks which holds the Group’s deposits, the Group is unlikely to claim its deposits back in full since the bank is unlikely to be classified as a secured creditor based on PRC laws.

Accounts receivable and receivables from online payment platforms are unsecured and denominated in RMB. Accounts receivable are mainly derived from sales of materials to partners and sales of exchange code to corporate customers which is redeemed as coupons and had already been utilized for the purchase of products. Receivables from online payment platforms are derived when the third-party payment platforms,  on behalf of the Company, collect the proceeds of sales made by the Group to its customers. They are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on the selected corporate customers and online payment platforms that are highly reputable, and the deposits from partners as guarantees. There has been no default of payments in history.

(b)   Business, customer, political, social and economic risks

The Group participates in a dynamic and competitive industry and believes that changes in the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows:

(i)   Supplier risk – The Group’s operations rely on some suppliers for its major raw materials including coffee beans, dairy, sugar and syrup, and pre-made products. There can be no assurance that the Group will be able to secure the raw materials and pre-made products supply from these suppliers. Any termination or suspension of the supply arrangements, any change in cooperation terms, or the deterioration of cooperation relationships with these suppliers may materially and adversely affect the Group’s results of operations.

Suppliers accounting for 10% or more of total cost of purchased materials were:

	For the period from June 16
	(date of inception) through		For the year ended
	December 31,		December 31,
Supplier	2017	2018	2019
	RMB	RMB	RMB	US$
A	3,809	121,043	265,014	38,067
B	—	73,145	*	*
C	2,755	70,086	*	*

*Accounts for less than 10% during the period.

(ii)  Customer risk – The success of the Group’s business going forward will rely in part on the Group’s ability to continue to obtain and expand business from existing customers while also attracting new customers. No customer accounted for 10% or more of the Group’s revenues for the period from June 16, 2017 (date of inception) through December 31, 2017 and for the years ended December 31, 2018 and 2019.

(iii)  Economic risk – The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

(c)   Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The (depreciation) / appreciation of the US$ against RMB was approximately (3.9%) , 5.0% and 1.3% for the period from June 16, 2017 (date of inception) through December 31, 2017 and for the years ended December 31, 2018 and 2019, respectively. The functional currency and the reporting currency of the Company, Luckin BVI and Luckin HK, Luckin Roasting and Luckin Roastery are the US$ and the RMB, respectively. The functional currency of the PRC subsidiaries and the VIE is the RMB. All of the Group’s revenues and costs are denominated in RMB, while a portion of cash and cash equivalents are denominated in U.S. dollars. Any significant revaluation of RMB may materially and adversely affect the Group’s cash flows, revenues, earnings and financial position in U.S. dollars.

(d)   Currency convertibility risk

The Group transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the ''PBOC''). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

(e)   Interest rate risk

The Group is exposed to interest rate risk on its interest-bearing assets and liabilities. As part of its asset and liability risk management, the Group reviews and takes appropriate steps to manage its interest rate exposures on its interest-bearing assets and liabilities. The Group has not been exposed to material risks due to changes in market interest rates, and not used any derivative financial instruments to manage the interest risk exposure during the period/year presented.